Supplemental Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Inventories	Inventories

(in millions)	September 30, 2015	December 31, 2014

Raw materials	$587	$524
Work in process	1,018	976
Finished goods	579	460

Total inventories	$2,184	$1,960

as of December 31 (in millions)	2014	2013

Raw materials	$524	$529
Work in process	976	971
Finished goods	460	422

Total	$1,960	$1,922

Accrued Liabilities

Accrued Liabilities

(in millions)	September 30, 2015	December 31, 2014

Income taxes payable and deferred taxes	$103	$356
Employee compensation and withholdings	263	210
Property, payroll and certain other taxes	63	78
Accrued rebates	236	245
Due to Baxter International Inc.	508	—
Other	358	271

Total accrued liabilities	$1,531	$1,160

Accrued Liabilities

as of December 31 (in millions)	2014	2013

Income taxes payable and deferred taxes	$356	$545
Employee compensation and withholdings	210	184
Property, payroll and certain other taxes	78	60
Accrued rebates	245	193
Accrued litigation reserves	3	73
Other	268	313

Total accrued liabilities	$1,160	$1,368

Other Long-Term Liabilities

Other Long-Term Liabilities

(in millions)	September 30, 2015	December 31, 2014

Pension and other employee benefits	$513	$177
Contingent payment liabilities	436	518
Long-term deferred income taxes	553	357
Due to Baxter International Inc.	51	—
Other	67	66

Total other long-term liabilities	$1,620	$1,118

Long-Term Liabilities

as of December 31 (in millions)	2014	2013

Pension and other employee benefits	$177	$166
Contingent payment liabilities	518	291
Long-term deferred income taxes	269	228
Uncertain tax positions	88	88
Capital lease obligations	275	14
Other	66	58

Total accrued liabilities	$1,393	$845

Non-cash Investing and Financing Activities	Non-cash Investing and Financing Activities

as of December 31 (in millions)	2014	2013	2012

Accrued capital expenditures	$29	$63	$60
Assets acquired through capital lease obligations	263	13	$—

Net Interest Expense

Net Interest Expense

(in millions)	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014

Interest costs	$45	$—	$50	$—
Interest costs capitalized	(21)	—	(22)	—

Interest expense, net of capitalized interest	$24	$—	$28	$—
Interest income	(1)	—	(2)	—

Net interest expense	$23	$—	$26	$—

Other Current Assets

Other Current Assets

(in millions)	September 30, 2015	December 31, 2014

Short-term deferred income taxes	$174	$215
Due from Baxter International Inc.	493	—
Prepaid expenses and other	191	173

Total other current assets	$858	$388